Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

	December 31, 2014	December 31, 2013
	$	$
Voyage and vessel expenses	163,155	250,557
Interest	60,064	73,817
Payroll and benefits and other	100,606	91,369
Deferred revenue - current	66,027	49,486
Loan from affiliates	4,907	1,595

	394,759	466,824